SEC File Number 811-05631
033-23452

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC   20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 39

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940

Amendment No. 40

FIRST PACIFIC MUTUAL FUND, INC.
(Exact name of Registrant as Specified in Charter)

2756 Woodlawn Drive, #6-201, Honolulu, Hawaii   96822
(Address of Principal Executive Office)

Registrant's telephone number, including area code:  (808) 988-8088

Terrence Lee, President; First Pacific Mutual Fund, Inc.;
2756 Woodlawn Drive, #6-201, Honolulu, Hawaii  96822
(Name and Address of Agent for Service)

Please send copies of all communications to:
Roy W. Adams, Jr.
370 Park Street, Suite 2
Moraga, CA  94556

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective
(check appropriate box)

__X__	immediately upon filing pursuant to paragraph (b)
_____	on ___________ pursuant to paragraph (b)
_____	60 days after filing pursuant to paragraph (a)(1)
_____	on ___________ pursuant to paragraph (a)(1)
_____	75 days after filing pursuant to paragraph (a)(2)
_____	on ___________ pursuant to paragraph (a)(2) of Rule 485
_____	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE
This Post-Effective Amendment No. 39 to the Company's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 38 filed January 30, 2013 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act") and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 39 to its registration statement under Rule 485(b) under the Securities Act and has duly caused this Amendment No. 40 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Honolulu, and State of Hawaii on the 15th day of February, 2013.

FIRST PACIFIC MUTUAL FUND, INC.

By:	/s/ Terrence K.H. Lee
Terrence K.H. Lee, President and CEO

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 39 to its registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Terrence K.H. Lee	Chairman, Director,	February 15, 2013
Terrence K.H. Lee	President and CEO

/s/ Clayton W.H. Chow*	Director	February 15, 2013
Clayton W.H. Chow

/s/ Lynden M. Keala*	Director	February 15, 2013
Lynden M. Keala

/s/ Stuart S. Marlowe*	Director	February 15, 2013
Stuart S. Marlowe

/s/ Nora B. Simpson	Treasurer	February 15, 2013
Nora B. Simpson	(Chief Financial Officer)

/s/ Karen T. Nakamura*	Director	February 15, 2013
Karen T. Nakamura

/s/ Kim F. Scoggins*	Director	February 15, 2013
Kim F. Scoggins

*	Signed as attorney-in-fact pursuant to a Power of Attorney filed herewith.

FIRST PACIFIC MUTUAL FUND, INC.
POWER OF ATTORNEY

The undersigned officers and Directors of the First Pacific Mutual Fund, Inc. (the “Corporation”) hereby appoint each of Terrence K. H. Lee and Nora Simpson as attorney-in-fact and agents, with the power, to execute, and to file any of the documents referred to below relating to the registration of the Corporation as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and the registration of the Corporation’s securities under the Securities Act of 1933, as amended (the “Securities Act”). including the Corporation’s Registration Statement on Form N-1A or Form N-14, any and all amendments thereto, including all exhibits and any documents required to be filed with respect thereto with any regulatory authority, including applications for exemptive order rulings and proxy materials.  Each of the undersigned grants to each of the said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he could do if personally present, thereby ratifying all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.

The undersigned Director hereby executes this Power of Attorney as of this 6th day of February, 2013.

Name	Title

/s/ Terrence K.H. Lee	President, CEO, Director, Chairman
Terrence K. H. Lee
/s/ Clayton W.H. Chow	Director
Clayton W. H. Chow
/s/ Lynden M. Keala	Director
Lynden M. Keala
/s/ Stuart S. Marlowe	Director
Stuart S. Marlowe
/s/ Karen T. Nakamura	Director
Karen T. Nakamura
/s/ Kim F. Scoggins	Director
Kim F. Scoggins

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase